Subsequent Events	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

Lease Agreement

On April 2, 2021, Legacy QuantumScape entered into a lease agreement for premises consisting of approximately 197,000 rentable square feet of space located in San Jose, California. Legacy QuantumScape’s obligations under the lease are guaranteed by the Company. The lease expires on September 30, 2032, unless earlier terminated in accordance with the lease agreement. Legacy QuantumScape will pay monthly base rent over the term of the lease of between approximately $400,000 and $530,000 and the Company will receive approximately ten (10) months of abated monthly base rent during the first two (2) years of the lease term.

Second Closing VGA Shares

On April 28, 2021, the HSR waiting period for the Second Closing VGA Shares expired. Pursuant to the terms of the Series F Preferred Stock Purchase Agreements, VGA funded the additional $100 million for the Second Tranche VGA Shares.